INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 27, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax benefit		$ 129,321	$ 55,463	$ 129,321	$ 55,463	$ 54,977	$ 113,415
Operating loss carryforwards						$ 10,200,000
Income tax rate						21.00%	21.00%
Tax benefit		$ (129,321)	$ (55,463)	$ (129,321)	$ (55,463)	$ (54,977)	$ (113,415)
Unrecognized tax benefits						0	0
Changes in unrecognized tax benefits						$ 0	$ 0
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate							26.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate						25.00%
UNITED STATES
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax benefit
Operating loss carryforwards						10,183,947
Tax benefit
AUSTRALIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax benefit						0	0
Operating loss carryforwards						26,482,912
Tax benefit						0	$ 0
AUSTRALIA | Expire In Two Thousand Twenty Four [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards						7,200,000
AUSTRALIA | Not Expire [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards						$ 3,000,000.0
Cares Act [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Tax Examination, Description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021.